Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP FundsManager® 50% Portfolio
March 31, 2025
VF50-NPRT1-0525
1.847119.118
Alternative Funds - 0.9%
	Shares	Value ($)
Fidelity Hedged Equity Fund (b) (Cost $30,298,115)	2,976,805	37,745,892

Bond Funds - 38.4%
	Shares	Value ($)
Fidelity Floating Rate High Income Fund (b)	3,208,112	29,354,228
Fidelity High Income Fund (b)	3,711,641	29,025,035
Fidelity Inflation-Protected Bond Index Fund (b)	8,801,833	81,504,976
Fidelity Long-Term Treasury Bond Index Fund (b)	4,072,419	38,769,432
Fidelity New Markets Income Fund (b)	179,080	2,299,390
Fidelity Total Bond Fund (b)	66,578,418	636,489,679
VIP Investment Grade Bond II Portfolio - Investor Class (b)	67,243,596	636,796,857
TOTAL BOND FUNDS (Cost $1,479,285,046)		1,454,239,597

Domestic Equity Funds - 29.8%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (b)	773,293	30,908,521
Fidelity Commodity Strategy Fund (b)	130,431	12,958,368
Fidelity Contrafund (b)	1,581,260	31,656,833
Fidelity Enhanced Large Cap Core ETF (b)	1,055,535	32,922,137
Fidelity Fundamental Small-Mid Cap ETF (b)	1,293,921	32,658,566
Fidelity Real Estate Investment Portfolio (b)	482,454	19,245,075
Fidelity Stock Selector Small Cap Fund (b)	2,212,841	74,948,925
VIP Stock Selector Portfolio - Investor Class (b)	74,286,424	849,093,821
VIP Value Strategies Portfolio - Investor Class (b)	3,114,060	43,160,870
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,036,135,972)		1,127,553,116

International Equity Funds - 20.8%
	Shares	Value ($)
Fidelity Canada Fund (b)	330,675	22,138,716
Fidelity Emerging Markets Discovery Fund (b)	2,091,430	32,375,337
Fidelity Emerging Markets Fund (b)	5,230,427	196,820,963
Fidelity Enhanced International ETF (b)	3,022,291	89,943,380
Fidelity Global Commodity Stock Fund (b)	381,480	7,099,342
Fidelity Infrastructure Fund (b)	266,977	3,860,481
Fidelity International Capital Appreciation Fund (b)	1,797,454	50,688,189
Fidelity International Discovery Fund (b)	1,155,588	57,490,513
Fidelity International Small Cap Fund (b)	780,305	25,047,786
Fidelity International Small Cap Opportunities Fund (b)	2,251,201	45,136,577
Fidelity International Value Fund (b)	4,204,871	48,145,768
Fidelity Japan Smaller Companies Fund (b)	2,061,688	33,069,468
Fidelity Overseas Fund (b)	2,638,242	175,865,181
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $575,343,534)		787,681,701

U.S. Treasury Obligations - 0.0%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/24/2025 (d)	4.26	660,000	658,214
US Treasury Bills 0% 4/3/2025	4.26	100,000	99,976
US Treasury Bills 0% 5/1/2025 (d)	4.23	750,000	747,355
US Treasury Bills 0% 5/15/2025 (d)	4.26	20,000	19,896
US Treasury Bills 0% 5/8/2025 (d)	4.26	480,000	477,911
US Treasury Bills 0% 6/12/2025 (d)	4.23 to 4.25	100,000	99,162
US Treasury Bills 0% 6/20/2025 (d)	4.24	40,000	39,627
US Treasury Bills 0% 6/5/2025 (d)	4.24 to 4.25	750,000	744,319
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,886,501)			2,886,460

Money Market Funds - 10.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $392,384,832)	4.32	392,306,370	392,384,832

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $3,516,334,000)	3,802,491,598
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(13,073,497)
NET ASSETS - 100.0%	3,789,418,101

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	303	Jun 2025	36,606,945	(1,302,710)	(1,302,710)
ICE MSCI Emerging Markets Index Contracts (United States)	709	Jun 2025	39,377,860	(985,189)	(985,189)

TOTAL EQUITY CONTRACTS					(2,287,899)

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	345	Jun 2025	38,370,469	821,424	821,424

TOTAL FUTURES CONTRACTS					(1,466,475)
The notional amount of futures purchased as a percentage of Net Assets is 3.0%

Security Type Abbreviations
ETF	-	Exchange Traded Fund

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,786,484.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	311,491,038	185,644,963	104,751,169	3,612,513	-	-	392,384,832	392,306,370	0.7%
Total	311,491,038	185,644,963	104,751,169	3,612,513	-	-	392,384,832

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	34,708,693	1,022,044	-	-	-	(4,822,216)	30,908,521	773,293
Fidelity Canada Fund	23,422,321	45,703	1,784,243	-	(7,193)	462,128	22,138,716	330,675
Fidelity Commodity Strategy Fund	11,031,689	1,475,683	530,057	-	(160,551)	1,141,604	12,958,368	130,431
Fidelity Contrafund	34,438,561	411,240	1,627,806	279,620	123,142	(1,688,304)	31,656,833	1,581,260
Fidelity Emerging Markets Discovery Fund	31,883,781	988,046	1,003,876	-	(7,299)	514,685	32,375,337	2,091,430
Fidelity Emerging Markets Fund	201,895,040	6,332,142	9,043,276	-	472,976	(2,835,919)	196,820,963	5,230,427
Fidelity Enhanced International ETF	83,807,927	-	611,482	664,904	446	6,746,489	89,943,380	3,022,291
Fidelity Enhanced Large Cap Core ETF	38,399,278	32,541,539	35,629,799	155,097	(1,026,895)	(1,361,986)	32,922,137	1,055,535
Fidelity Enhanced Mid Cap ETF	15,902,553	15,266,051	29,622,155	18,224	(279,318)	(1,267,131)	-	-
Fidelity Enhanced Small Cap ETF	23,017,446	13,843,337	33,919,593	-	(1,280,558)	(1,660,632)	-	-
Fidelity Floating Rate High Income Fund	30,464,838	567,345	1,228,276	530,867	(18,625)	(431,054)	29,354,228	3,208,112
Fidelity Fundamental Small-Mid Cap ETF	7,233,569	28,163,531	189,960	58,226	5,554	(2,554,128)	32,658,566	1,293,921
Fidelity Global Commodity Stock Fund	5,403,457	1,694,888	291,937	-	63,698	229,236	7,099,342	381,480
Fidelity Hedged Equity Fund	51,689,783	-	12,493,289	-	2,645,463	(4,096,065)	37,745,892	2,976,805
Fidelity High Income Fund	29,968,250	466,002	1,228,275	429,525	24,648	(205,590)	29,025,035	3,711,641
Fidelity Inflation-Protected Bond Index Fund	59,721,163	21,876,790	2,795,758	-	(21,661)	2,724,442	81,504,976	8,801,833
Fidelity Infrastructure Fund	3,662,919	(1)	-	-	-	197,563	3,860,481	266,977
Fidelity International Capital Appreciation Fund	52,277,195	72,744	2,952,833	-	182,832	1,108,251	50,688,189	1,797,454
Fidelity International Discovery Fund	58,922,483	95,352	3,800,928	-	414,669	1,858,937	57,490,513	1,155,588
Fidelity International Small Cap Fund	25,306,344	37,377	1,506,502	-	227,617	982,950	25,047,786	780,305
Fidelity International Small Cap Opportunities Fund	44,008,139	49,636	-	-	-	1,078,802	45,136,577	2,251,201
Fidelity International Value Fund	44,203,520	49,636	2,071,680	-	108,406	5,855,886	48,145,768	4,204,871
Fidelity Japan Smaller Companies Fund	32,162,325	-	-	-	-	907,143	33,069,468	2,061,688
Fidelity Long-Term Treasury Bond Index Fund	38,558,414	410,933	1,637,696	362,288	(135,183)	1,572,964	38,769,432	4,072,419
Fidelity New Markets Income Fund	2,235,726	30,240	-	32,178	-	33,424	2,299,390	179,080
Fidelity Overseas Fund	178,080,869	360,029	14,009,874	-	4,674,553	6,759,604	175,865,181	2,638,242
Fidelity Real Estate Investment Portfolio	19,396,790	24,313	818,845	-	(10,773)	653,590	19,245,075	482,454
Fidelity Stock Selector Small Cap Fund	52,195,665	33,976,982	3,434,911	-	(45,671)	(7,743,140)	74,948,925	2,212,841
Fidelity Total Bond Fund	687,454,095	26,544,500	88,789,416	6,920,556	(1,515,064)	12,795,564	636,489,679	66,578,418
VIP Investment Grade Bond II Portfolio - Investor Class	684,410,809	19,763,104	85,817,358	139,200	(5,034,715)	23,475,017	636,796,857	67,243,596
VIP Stock Selector Portfolio - Investor Class	986,348,601	23,966,100	104,625,705	-	15,041,380	(71,636,555)	849,093,821	74,286,424
VIP Value Strategies Portfolio - Investor Class	46,778,430	2,874,742	1,963,726	867,953	(44,533)	(4,484,043)	43,160,870	3,114,060
	3,638,990,673	232,950,028	443,429,256	10,458,638	14,397,345	(35,688,484)	3,407,220,306

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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